Share-based Compensation - Summary of Share-Based Compensation (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Employee Service Allocated Share Based Compensation Expense [Line Items]
Share-based Payment Arrangement, Expense	¥ 50,741	$ 7,777	¥ 0	¥ 0
Cost of revenues [Member]
Employee Service Allocated Share Based Compensation Expense [Line Items]
Share-based Payment Arrangement, Expense	14,789	2,267	0	0
Selling and marketing expenses [Member]
Employee Service Allocated Share Based Compensation Expense [Line Items]
Share-based Payment Arrangement, Expense	2,370	363	0	0
General and administrative expenses [Member]
Employee Service Allocated Share Based Compensation Expense [Line Items]
Share-based Payment Arrangement, Expense	16,128	2,472	0	0
Research and development expenses [Member]
Employee Service Allocated Share Based Compensation Expense [Line Items]
Share-based Payment Arrangement, Expense	¥ 17,454	$ 2,675	¥ 0	¥ 0